Asset retirement obligations (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liability for asset retirement obligations, Beginning balance	$ 70,476
Accretion expense	121
Liability for asset retirement obligations, Ending balance	70,597	$ 70,476
Less current portion included in accounts payable and accrued liabilities	6,066
Fair value fresh-start adjustment		(2,757)
Asset retirement obligations, long-term	64,531	64,216
Predecessor
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liability for asset retirement obligations, Beginning balance	$ 73,233	72,137	$ 48,612	$ 47,424
Liabilities incurred in current period		535	3,918	1,861
Liabilities settled and disposed in current period		(869)	(2,729)	(6,472)
Revisions in estimated cash flows		181	18,364	2,139
Accretion expense		1,249	3,972	3,660
Liability for asset retirement obligations, Ending balance		73,233	72,137	48,612
Less current portion included in accounts payable and accrued liabilities			6,681	2,178
Asset retirement obligations, long-term		$ 66,973	65,456	46,434
Cash in escrow			$ 1,519	$ 1,567